UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

InfraCap Equity Income Fund ETF
ICAP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the InfraCap Equity Income Fund ETF for the period of December 1, 2023, to  May 31, 2024. You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Equity Income Fund ETF	$183	3.42%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$53,232,101
Number of Holdings	168
Portfolio Turnover	81%
30-Day SEC Yield	9.73%
30-Day SEC Yield Unsubsidized	9.73%
Visit https://infracapfund.com/ICAP for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Industry Breakdown	(% of investments)
Oil, Gas & Consumable Fuels	16.0%
Capital Markets	11.0%
Banks	8.8%
Tobacco	8.2%
Office Real Estate Investment Trusts (REITs)	7.4%
Specialized Real Estate Investment Trusts (REITs)	6.0%
Retail Real Estate Investment Trusts	5.5%
Pharmaceuticals	5.1%
Electric Utilities	3.5%
All Other Industries	28.5%

Top 10 Issuers	(% of net assets)
Morgan Stanley	4.9%
Philip Morris International, Inc.	4.9%
Johnson & Johnson	4.2%
Citigroup, Inc.	4.1%
BXP, Inc.	3.6%
Bank of America Corp.	3.4%
Goldman Sachs Group, Inc.	3.4%
Chevron Corp.	3.3%
Dow, Inc.	3.2%
SLM Corp.	3.2%

Security Type	(% of net assets)
Common Stocks	96.6%
Preferred Stocks	21.7%
Convertible Preferred Stocks	4.7%
Short-Term Investments	0.4%
Written Options	-0.4%
Cash & Other	-23.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/ICAP
InfraCap Equity Income Fund ETF	PAGE 1	TSR_SAR_81752T619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at 1-800-617-0004to request individual copies of these documents,  or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
InfraCap Equity Income Fund ETF	PAGE 2	TSR_SAR_81752T619

InfraCap Small Cap Income ETF
SCAP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the InfraCap Small Cap Income ETF for the period of December 11, 2023, to  May 31, 2024. You can find additional information about the Fund at https://infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD1?  (based on a hypothetical $10,000 investment)
1	Inception date for the Fund was December 11, 2023.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Small Cap Income ETF	$55	1.10%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$4,015,787
Number of Holdings	78
Portfolio Turnover	31%
30-Day SEC Yield	4.52%
30-Day SEC Yield Unsubsidized	4.52%
Visit https://infracapfund.com/SCAP for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Industry Breakdown	(% of investments)
Oil, Gas & Consumable Fuels	12.9%
Banks	12.8%
Capital Markets	8.9%
Hotels, Restaurants & Leisure	6.6%
Trading Companies & Distributors	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Mortgage Real Estate Investment Trusts (REITs)	4.0%
IT Services	3.8%
Consumer Finance	3.4%
All Other Industries	37.0%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	19.7%
Chord Energy Corp.	3.0%
Jefferies Financial Group, Inc.	2.9%
GoDaddy, Inc.	2.9%
MKS Instruments, Inc.	2.7%
Apollo Global Management, Inc.	2.6%
Herc Holdings, Inc.	2.5%
Halozyme Therapeutics, Inc.	2.4%
Casey’s General Stores, Inc.	2.3%
East West Bancorp, Inc.	2.3%

Security Type	(% of net assets)
Common Stocks	74.5%
Exchange Traded Funds	19.7%
Preferred Stocks	13.6%
Convertible Preferred Stocks	5.5%
Short-Term Investments	0.9%
Written Options	-0.1%
Cash & Other	-14.1%
InfraCap Small Cap Income ETF	PAGE 1	TSR_SAR_81752T445

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/SCAP
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at 1-800-617-0004to request individual copies of these documents,  or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
InfraCap Small Cap Income ETF	PAGE 2	TSR_SAR_81752T445

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Series Portfolios Trust
InfraCap Equity Income Fund ETF
Ticker Symbol: ICAP
InfraCap Small Cap Income ETF
Ticker Symbol: SCAP
Core Financial Statements
May 31, 2024

InfraCap Equity Income Fund ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Automobiles - 0.3%
Stellantis(d)	6,200	$ 138,074
Banks - 8.5%
Bank of America Corp.(a)	39,932	1,596,881
Citigroup, Inc.(a)	35,008	2,181,348
Citizens Financial Group, Inc.(c)	4,227	149,171
JPMorgan Chase & Company(b)	3,000	607,890
		4,535,290
Beverages - 0.7%
Coca-Cola Co.(b)	4,201	264,369
PepsiCo, Inc.	480	82,992
		347,361
Biotechnology - 0.1%
Amgen, Inc.(b)	100	30,585
Capital Markets - 10.6%
AllianceBernstein Holding(a)(c)	37,302	1,251,482
Goldman Sachs Group, Inc.(a)(b)	3,920	1,789,558
Morgan Stanley(a)(b)(c)	26,606	2,603,131
		5,644,171
Chemicals - 3.2%
Dow, Inc.(a)(b)(c)	29,678	1,710,343
Communications Equipment - 0.2%
Cisco Systems, Inc.(a)	2,740	127,410
Containers & Packaging - 1.3%
International Paper Co.(a)	15,000	676,350
Diversified REITs - 0.5%
Global Net Lease, Inc.(a)(c)	35,317	264,171
Diversified Telecommunication Services - 1.9%
AT&T, Inc.(a)(b)(c)	40,049	729,693
Verizon Communications, Inc.(a)(b)	7,213	296,815
		1,026,508
Electric Utilities - 3.4%
Duke Energy Corp.(a)(c)	8,602	890,909
Edison International(a)(c)	11,834	909,443
		1,800,352
Electrical Equipment - 0.4%
Emerson Electric Co.(b)	2,036	228,358
Food Products - 2.2%
Kraft Heinz Co.(a)(b)(c)	33,335	1,179,059
The accompanying notes are an integral part of these financial statements.

1

InfraCap Equity Income Fund ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas Utilities - 0.8%
Northwest Natural Holding Co.(a)(c)	10,625	$ 397,587
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.(b)	1,000	495,370
Health Care REITs - 0.8%
Healthcare Realty Trust, Inc.(a)(c)	25,448	413,021
Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc.(a)(c)	42,313	922,423
McDonald’s Corp.(a)(b)	2,213	572,924
		1,495,347
Household Products - 0.1%
Procter & Gamble Co.	261	42,945
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.	22,245	480,270
Industrial Conglomerates - 0.8%
Honeywell International, Inc.(b)	2,000	404,380
Industrial REITs - 2.0%
Rexford Industrial Realty, Inc.(a)	23,770	1,078,207
IT Services - 0.7%
International Business Machines Corp.(a)(b)	2,200	367,070
Machinery - 0.1%
Caterpillar, Inc.(b)	200	67,704
Multi-Utilities - 1.0%
Algonquin Power & Utilities Corp.(a)(c)(d)	4,250	26,817
Dominion Energy, Inc.(a)(c)	9,706	523,348
		550,165
Office REITs - 7.1%
Alexandria Real Estate Equities, Inc.	4,000	476,000
Boston Properties, Inc.(a)(c)	32,006	1,941,804
Kilroy Realty Corp.(a)(c)	40,639	1,362,626
		3,780,430
Oil, Gas & Consumable Fuels - 15.4%
Chevron Corp.(a)(b)(c)	10,800	1,752,840
Enbridge, Inc.(a)(c)(d)	37,801	1,382,761
Energy Transfer(a)(b)	90,000	1,410,300
Kinder Morgan, Inc.(a)(b)(c)	42,483	827,994
MPLX(a)	41,000	1,667,880
New Fortress Energy, Inc.(a)(c)	35,433	898,226

The accompanying notes are an integral part of these financial statements.

2

InfraCap Equity Income Fund ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
TC Energy Corp.(a)(c)(d)	6,632	$ 255,730
Williams Cos., Inc.	132	5,479
		8,201,210
Pharmaceuticals - 5.0%
Johnson & Johnson(a)(b)(c)	15,383	2,256,225
Merck & Co., Inc.(b)	3,000	376,620
		2,632,845
Retail REITs - 5.3%
Agree Realty Corp.(a)	11,886	722,193
Federal Realty Investment Trust	7,700	777,315
Realty Income Corp.(a)(c)	13,242	702,621
Simon Property Group, Inc.	4,000	605,240
		2,807,369
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.(b)	1,150	1,527,832
Software - 1.3%
Microsoft Corp.(b)	1,700	705,721
Specialized REITs - 5.8%
American Tower Corp.(a)(c)	1,635	320,035
Crown Castle, Inc.(a)(c)	6,079	623,097
Digital Realty Trust, Inc.	5,000	726,700
EPR Properties	1,000	41,040
Equinix, Inc.	1,075	820,203
Gaming and Leisure Properties, Inc.(a)	7,000	314,300
Iron Mountain, Inc.	3,250	262,243
		3,107,618
Tobacco - 7.9%
Altria Group, Inc.(a)(b)(c)	35,115	1,624,069
Philip Morris International, Inc.(a)(b)(c)	25,647	2,600,093
		4,224,162
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC - ADR(a)(c)(d)	95,717	920,798
TOTAL COMMON STOCKS (Cost $51,640,666)		51,408,083
PREFERRED STOCKS - 21.7%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(a)(c)(e)	21,250	515,313
Algonquin Power & Utilities Corp., 7.75%, 06/15/2024(a)(c)(d)	66,467	1,414,418
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity(a)(c)	52,113	672,258
Bank of America Corp., Series 02, 6.25% (CME Term SOFR 3 Month + 0.91%), Perpetual Maturity	10,040	221,884
The accompanying notes are an integral part of these financial statements.

3

InfraCap Equity Income Fund ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual Maturity(c)	14,241	$333,097
FTAI Aviation Ltd., Series A, 8.25% to 9/15/2024 then 3 mo. LIBOR US + 6.89%, Perpetual Maturity(a)(c)(d)(e)	47,281	1,213,230
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity(a)(c)	23,973	467,473
MFA Financial, Inc.8.88%, 2/15/2029(a)	14,722	372,908
New York Mortgage Trust, Inc., Series D, 8.00% to 11/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual Maturity(a)(c)(e)	50,067	1,081,948
Rithm Capital Corp., Series C, 6.38% to 2/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual Maturity(c)(e)	5,174	122,520
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity	45,222	1,126,932
SCE Trust III, Series H, 8.58% (CME Term SOFR 3 Month + 3.25%), Perpetual Maturity(a)(c)	13,607	350,652
SLM Corp., Series B, 7.29% (CME Term SOFR 3 Month + 1.96%), Perpetual Maturity(a)	21,847	1,681,127
Trinity Capital, Inc., 7.88%, 03/30/2029	21,000	531,300
United States Cellular Corp., 5.50%, 06/01/2070(a)(c)	18,379	390,370
United States Cellular Corp., 6.25%, 09/01/2069(a)(c)	16,020	369,261
United States Cellular Corp., 5.50%, 03/01/2070(a)(c)	31,661	675,646
TOTAL PREFERRED STOCKS (Cost $11,696,985)		11,540,337
CONVERTIBLE PREFERRED STOCKS - 4.7%
NextEra Energy, Inc., 6.93%, 09/01/2025(a)(c)	24,949	1,133,932
UGI Corp., 7.25%, 06/01/2024(a)(c)	20,011	1,156,235
EPR Properties, Series E, 9.00%, Perpetual Maturity(a)(c)	9,012	250,083
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,651,520)		2,540,250
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.24%(f)	187,176	187,176
TOTAL SHORT-TERM INVESTMENTS (Cost $187,176)		187,176
TOTAL INVESTMENTS - 123.4% (Cost $66,176,347)		$65,675,846
Liabilities in Excess of Other Assets - (23.4)%		(12,443,745)
TOTAL NET ASSETS - 100.0%		$53,232,101

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
ADR - American Depositary Receipt
CME - Chicago Mercantile Exchange
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

4

InfraCap Equity Income Fund ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)
(a)	All or a portion of security has been pledged as collateral for the Fund’s borrowing facility. The total value of assets pledged as collateral as of May 31, 2024 is $32,951,195.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of May 31, 2024 is $9,326,576.
(d)	Foreign issued security.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of May 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

InfraCap Equity Income Fund ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS - (0.4)%(a)
Call Options - (0.4)%
Altria Group, Inc., Expiration: 06/21/2024; Exercise Price: $45.00	$(416,250)	(90)	$ (12,735)
Amgen, Inc.
Expiration: 05/31/2024; Exercise Price: $305.00	(30,585)	(1)	(67)
Expiration: 06/07/2024; Exercise Price: $305.00	(305,850)	(10)	(3,900)
Expiration: 06/14/2024; Exercise Price: $310.00	(305,850)	(10)	(3,410)
AT&T, Inc.
Expiration: 06/21/2024; Exercise Price: $20.00	(182,200)	(100)	(150)
Expiration: 06/28/2024; Exercise Price: $18.00	(182,200)	(100)	(4,600)
Expiration: 07/19/2024; Exercise Price: $18.00	(364,400)	(200)	(12,000)
Expiration: 07/19/2024; Exercise Price: $19.00	(182,200)	(100)	(1,600)
Broadcom, Inc., Expiration: 06/07/2024; Exercise Price: $1,520.00	(1,328,550)	(10)	(350)
Chevron Corp.
Expiration: 06/07/2024; Exercise Price: $167.50	(1,623,000)	(100)	(3,000)
Expiration: 06/21/2024; Exercise Price: $167.50	(1,623,000)	(100)	(10,450)
Expiration: 06/28/2024; Exercise Price: $170.00	(1,623,000)	(100)	(8,800)
Expiration: 07/05/2024; Exercise Price: $170.00	(324,600)	(20)	(2,300)
Coca-Cola Co.
Expiration: 06/07/2024; Exercise Price: $64.00	(125,860)	(20)	(190)
Expiration: 06/14/2024; Exercise Price: $65.00	(6,293)	(1)	(7)
Expiration: 06/21/2024; Exercise Price: $65.00	(188,790)	(30)	(255)
Expiration: 06/28/2024; Exercise Price: $65.00	(62,930)	(10)	(135)
Expiration: 07/05/2024; Exercise Price: $65.00	(314,650)	(50)	(800)
Expiration: 07/19/2024; Exercise Price: $65.00	(314,650)	(50)	(1,550)
Dow, Inc.
Expiration: 06/21/2024; Exercise Price: $60.00	(288,150)	(50)	(900)
Expiration: 06/28/2024; Exercise Price: $60.00	(576,300)	(100)	(2,000)
Expiration: 07/05/2024; Exercise Price: $60.00	(691,560)	(120)	(4,500)
Expiration: 09/20/2024; Exercise Price: $65.00	(288,150)	(50)	(1,550)
Emerson Electric Co., Expiration: 06/07/2024; Exercise Price: $114.00	(224,320)	(20)	(800)
Energy Transfer LP
Expiration: 06/21/2024; Exercise Price: $17.00	(156,700)	(100)	(150)
Expiration: 06/28/2024; Exercise Price: $16.50	(156,700)	(100)	(550)
Expiration: 07/05/2024; Exercise Price: $16.00	(156,700)	(100)	(1,700)
Goldman Sachs Group, Inc.
Expiration: 06/07/2024; Exercise Price: $480.00	(456,520)	(10)	(185)
Expiration: 06/14/2024; Exercise Price: $485.00	(456,520)	(10)	(525)
Expiration: 06/21/2024; Exercise Price: $490.00	(456,520)	(10)	(625)
Expiration: 06/28/2024; Exercise Price: $490.00	(1,369,560)	(30)	(3,960)
Honeywell International, Inc.
Expiration: 06/07/2024; Exercise Price: $207.50	(202,190)	(10)	(300)
Expiration: 06/14/2024; Exercise Price: $207.50	(202,190)	(10)	(700)
Expiration: 06/21/2024; Exercise Price: $207.50	(202,190)	(10)	(1,125)
International Business Machines Corp.
Expiration: 06/07/2024; Exercise Price: $175.00	(166,850)	(10)	(115)
Expiration: 06/14/2024; Exercise Price: $177.50	(166,850)	(10)	(295)
Expiration: 06/21/2024; Exercise Price: $177.50	(500,550)	(30)	(1,365)
The accompanying notes are an integral part of these financial statements.

6

InfraCap Equity Income Fund ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited) (Continued)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Johnson & Johnson
Expiration: 06/07/2024; Exercise Price: $155.00	$(733,350)	$(50)	$ (100)
Expiration: 06/21/2024; Exercise Price: $155.00	(1,466,700)	(100)	(1,750)
Expiration: 06/28/2024; Exercise Price: $155.00	(1,613,370)	(110)	(3,300)
Expiration: 07/05/2024; Exercise Price: $155.00	(1,466,700)	(100)	(4,550)
JPMorgan Chase & Co.
Expiration: 06/07/2024; Exercise Price: $207.50	(202,630)	(10)	(425)
Expiration: 06/14/2024; Exercise Price: $210.00	(405,260)	(20)	(1,020)
Expiration: 06/21/2024; Exercise Price: $210.00	(202,630)	(10)	(1,010)
Expiration: 06/28/2024; Exercise Price: $210.00	(405,260)	(20)	(3,210)
Kinder Morgan, Inc.
Expiration: 06/21/2024; Exercise Price: $19.00	(194,900)	(100)	(6,250)
Expiration: 09/20/2024; Exercise Price: $20.00	(136,430)	(70)	(1,855)
Kraft Heinz Co., Expiration: 06/21/2024; Exercise Price: $37.50	(1,131,840)	(320)	(1,280)
McDonald’s Corp.
Expiration: 06/21/2024; Exercise Price: $295.00	(2,847,790)	(110)	(1,100)
Expiration: 06/21/2024; Exercise Price: $310.00	(2,330,010)	(90)	(1,170)
Expiration: 06/28/2024; Exercise Price: $290.00	(1,294,450)	(50)	(1,425)
Expiration: 07/05/2024; Exercise Price: $280.00	(517,780)	(20)	(820)
Expiration: 07/12/2024; Exercise Price: $280.00	(776,670)	(30)	(1,575)
Expiration: 07/19/2024; Exercise Price: $275.00	(517,780)	(20)	(2,320)
Expiration: 07/19/2024; Exercise Price: $285.00	(258,890)	(10)	(445)
Merck & Co., Inc.
Expiration: 06/07/2024; Exercise Price: $129.00	(125,540)	(10)	(1,460)
Expiration: 06/14/2024; Exercise Price: $129.00	(125,540)	(10)	(870)
Microsoft Corp.
Expiration: 05/31/2024; Exercise Price: $417.50	(415,130)	(10)	(350)
Expiration: 05/31/2024; Exercise Price: $420.00	(415,130)	(10)	(140)
Expiration: 06/07/2024; Exercise Price: $425.00	(415,130)	(10)	(1,270)
Expiration: 06/14/2024; Exercise Price: $427.50	(415,130)	(10)	(2,120)
Morgan Stanley
Expiration: 06/07/2024; Exercise Price: $104.00	(293,520)	(30)	(90)
Expiration: 06/14/2024; Exercise Price: $104.00	(195,680)	(20)	(260)
Expiration: 06/21/2024; Exercise Price: $105.00	(293,520)	(30)	(465)
Philip Morris International, Inc.
Expiration: 06/21/2024; Exercise Price: $97.50	(912,420)	(90)	(42,300)
Expiration: 06/21/2024; Exercise Price: $103.00	(405,520)	(40)	(3,500)
UnitedHealth Group, Inc.
Expiration: 06/07/2024; Exercise Price: $525.00	(495,370)	(10)	(420)
Expiration: 06/14/2024; Exercise Price: $525.00	(495,370)	(10)	(1,280)
Expiration: 06/21/2024; Exercise Price: $600.00	(495,370)	(10)	(55)
Expiration: 07/19/2024; Exercise Price: $610.00	(495,370)	(10)	(520)
Expiration: 08/16/2024; Exercise Price: $610.00	(495,370)	(10)	(795)

The accompanying notes are an integral part of these financial statements.

7

InfraCap Equity Income Fund ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited) (Continued)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Verizon Communications, Inc., Expiration: 06/14/2024; Exercise Price: $40.50	$(205,750)	(50)	$(5,400)
Total Call Options			(182,544)
Put Options - 0.0%
Caterpillar, Inc., Expiration: 05/31/2024; Exercise Price: $335.00	(338,520)	(10)	(810)
Goldman Sachs Group, Inc.
Expiration: 06/07/2024; Exercise Price: $420.00	(456,520)	(10)	(150)
Expiration: 06/14/2024; Exercise Price: $420.00	(456,520)	(10)	(455)
Expiration: 06/21/2024; Exercise Price: $430.00	(456,520)	(10)	(1,245)
Microsoft Corp., Expiration: 06/07/2024; Exercise Price: $420.00	(207,565)	(5)	(3,300)
Philip Morris International, Inc., Expiration: 06/07/2024; Exercise Price: $100.00	(405,520)	(40)	(1,500)
RTX Corp.
Expiration: 06/07/2024; Exercise Price: $104.00	(107,810)	(10)	(45)
Expiration: 06/14/2024; Exercise Price: $104.00	(107,810)	(10)	(160)
Southern Co.
Expiration: 06/07/2024; Exercise Price: $74.00	(881,540)	(110)	(1,100)
Expiration: 06/14/2024; Exercise Price: $75.00	(480,840)	(60)	(1,350)
Expiration: 06/21/2024; Exercise Price: $75.00	(400,700)	(50)	(500)
UnitedHealth Group, Inc., Expiration: 05/31/2024; Exercise Price: $492.50	(495,370)	(10)	(390)
Total Put Options			(11,005)
TOTAL WRITTEN OPTIONS (Premiums received $129,514)			$(193,549)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

InfraCap Small Cap Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.5%
Automobiles - 0.6%
Winnebago Industries, Inc.(a)	413	$ 25,627
Banks - 9.5%
Bank of NT Butterfield & Son Ltd.(a)(c)(g)	2,340	79,724
East West Bancorp, Inc.(a)(c)	1,239	91,921
Pinnacle Financial Partners, Inc.(a)	721	57,327
Popular, Inc.(a)(g)	936	83,313
Western Alliance Bancorp(a)	1,120	70,594
		382,879
Beverages - 1.2%
Coca-Cola Consolidated, Inc.	49	48,071
Biotechnology - 2.4%
Halozyme Therapeutics, Inc.(a)(c)(d)	2,196	97,261
Capital Markets - 6.6%
AllianceBernstein Holding LP(a)(c)	1,452	48,715
Jefferies Financial Group, Inc.(a)	2,499	116,253
Lazard, Inc.(a)	1,625	65,374
P10, Inc. - Class A(a)(c)	4,416	35,681
		266,023
Chemicals - 2.2%
Avient Corp.(a)(c)	1,596	71,309
Element Solutions, Inc.(a)	632	15,187
		86,496
Consumer Finance - 2.5%
FirstCash Holdings, Inc.(a)	384	45,281
SLM Corp.(a)(c)	2,604	55,882
		101,163
Consumer Staples Distribution & Retail - 2.3%
Casey’s General Stores, Inc.(a)	283	93,894
Diversified REITs - 1.7%
Essential Properties Realty Trust, Inc.(a)	2,533	67,834
Electric Utilities - 1.8%
Portland General Electric Co.(a)	1,634	72,811
Health Care REITs - 1.6%
Community Healthcare Trust, Inc.(a)	2,700	63,342
Hotel & Resort REITs - 1.6%
Park Hotels & Resorts, Inc.(a)	3,937	62,441
The accompanying notes are an integral part of these financial statements.

9

InfraCap Small Cap Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 4.9%
Bloomin' Brands, Inc.(a)	2,694	$ 58,729
Boyd Gaming Corp.(a)	480	25,594
Hyatt Hotels Corp. - Class A(a)	228	33,623
Red Rock Resorts, Inc. - Class A(a)(c)	1,564	80,155
		198,101
Household Durables - 1.8%
KB Home(a)(c)	1,032	72,859
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp.(a)(c)	2,893	62,460
Industrial REITs - 0.7%
STAG Industrial, Inc.(a)(c)	804	28,188
Insurance - 2.4%
Assurant, Inc.(a)	348	60,367
Unum Group(a)(c)	672	36,194
		96,561
IT Services - 2.9%
GoDaddy, Inc. - Class A(a)(c)(d)	830	115,893
Media - 1.2%
New York Times Co. - Class A(a)	936	47,923
Office REITs - 1.9%
Kilroy Realty Corp.(a)(c)	2,268	76,046
Oil, Gas & Consumable Fuels - 9.6%
Chord Energy Corp.(a)	639	118,477
DHT Holdings, Inc.(a)(c)(g)	2,270	27,467
Murphy Oil Corp.(a)	1,056	45,186
New Fortress Energy, Inc.(a)	1,536	38,938
Plains GP Holdings LP(a)(c)	3,804	68,510
Tsakos Energy Navigation Ltd.(a)(g)	2,816	87,859
		386,437
Retail REITs - 3.0%
Agree Realty Corp.(a)	984	59,788
Brixmor Property Group, Inc.(a)(c)	1,284	28,903
NETSTREIT Corp.(a)(c)	1,752	30,397
		119,088
Semiconductors & Semiconductor Equipment - 3.6%
Amkor Technology, Inc.(a)	1,008	32,851
MKS Instruments, Inc.(a)(c)	872	110,386
		143,237
The accompanying notes are an integral part of these financial statements.

10

InfraCap Small Cap Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 1.8%
Progress Software Corp.(c)	671	$33,986
Sapiens International Corp. NV(a)(c)(g)	1,128	37,811
		71,797
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.(a)	733	31,878
Trading Companies & Distributors - 4.3%
GATX Corp.(a)	252	34,766
Herc Holdings, Inc.(a)(c)	696	100,969
WESCO International, Inc.(a)	204	36,616
		172,351
TOTAL COMMON STOCKS (Cost $2,843,350)		2,990,661
EXCHANGE TRADED FUNDS - 19.7%
iShares Russell 2000 ETF(a)(b)	3,846	791,392
TOTAL EXCHANGE TRADED FUNDS (Cost $790,032)		791,392
PREFERRED STOCKS - 13.6%
AGNC Investment Corp., Series D, 9.92% to 7/1/2024 then 3 mo. CME Term SOFR + 4.59%, Perpetual Maturity(a)(c)	2,844	71,612
Algonquin Power & Utilities Corp., 7.75%, 06/15/2024(a)(b)(e)(g)	2,544	54,136
Banc of California, Inc., Series F, 7.75% to 9/1/2024 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(a) (c)	3,144	73,412
Global Net Lease, Inc., Series A, 7.25%, 7/1/2024, Perpetual Maturity(a)	3,432	69,876
Regions Financial Corp., Series B, 6.38% to 9/15/2024 then 3 mo. Term SOFR + 3.80%, Perpetual Maturity(a)(c)	2,964	75,701
Rithm Capital Corp., Series D, 7.00% 11/15/2026 then 5 yr. CMT Rate+ 6.22%, Perpetual Maturity(a)(c)	3,096	72,291
SCE Trust IV, Series J, 5.38% to 9/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity(a)(c)	3,060	73,960
United States Cellular Corp., 5.50%, 06/01/2070	912	19,371
Valley National Bancorp, Series A, 6.25% to 6/30/2025 then 3 mo. LIBOR US + 3.85%, Perpetual Maturity(a)(c)	1,613	36,599
TOTAL PREFERRED STOCKS (Cost $516,989)		546,958
CONVERTIBLE PREFERRED STOCKS - 5.5%
Apollo Global Management, Inc., 6.75%, 07/31/2026(e)	1,599	103,807
Chart Industries, Inc., Series B, 6.75%, 12/15/2025(a)(c)(e)	1,044	63,778
NextEra Energy, Inc., 6.93%, 09/01/2025(e)	149	6,772
UGI Corp., 7.25%, 06/01/2024(a)	806	46,571
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $210,098)		220,928

The accompanying notes are an integral part of these financial statements.

11

InfraCap Small Cap Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.24%(f)	35,587	$35,587
TOTAL SHORT-TERM INVESTMENTS (Cost $35,587)		35,587
TOTAL INVESTMENTS - 114.2% (Cost $4,396,056)		$4,585,526
Liabilities in Excess of Other Assets - (14.2)%		(569,739)
TOTAL NET ASSETS - 100.0%		$4,015,787

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CME - Chicago Mercantile Exchange
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of security has been pledged as collateral for the Fund’s borrowing facility. The total value of assets pledged as collateral as of May 31, 2024 is $2,678,350.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of May 31, 2024 is $1,018,470.
(d)	Non-income producing security.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of May 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(g)	Foreign issued security.
The accompanying notes are an integral part of these financial statements.

12

InfraCap Small Cap Income ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS - (0.1)%(a)
Call Options - (0.1)%
iShares Russell 2000 ETF
Expiration: 06/07/2024; Exercise Price: $215.00	$(102,885)	(5)	$(27)
Expiration: 06/07/2024; Exercise Price: $217.00	(102,885)	(5)	(17)
Expiration: 06/14/2024; Exercise Price: $220.00	(102,885)	(5)	(57)
Expiration: 06/14/2024; Exercise Price: $225.00	(102,885)	(5)	(22)
Expiration: 06/21/2024; Exercise Price: $220.00	(246,924)	(12)	(228)
Expiration: 06/28/2024; Exercise Price: $225.00	(102,885)	(5)	(70)
Expiration: 06/28/2024; Exercise Price: $230.00	(102,885)	(5)	(35)
Expiration: 07/05/2024; Exercise Price: $218.00	(102,885)	(5)	(353)
Expiration: 07/05/2024; Exercise Price: $222.50	(205,770)	(10)	(310)
Expiration: 07/12/2024; Exercise Price: $215.00	(102,885)	(5)	(783)
Expiration: 07/12/2024; Exercise Price: $217.00	(102,885)	(5)	(573)
Expiration: 07/12/2024; Exercise Price: $220.00	(102,885)	(5)	(360)
Expiration: 07/19/2024; Exercise Price: $225.00	(205,770)	(10)	(435)
Total Call Options			(3,270)
TOTAL WRITTEN OPTIONS (Premiums received $4,375)			$(3,270)
Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

13

iCAP ETFs
Statements of Assets and Liabilities
May 31, 2024 (Unaudited)

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
ASSETS:
Investments, at value	$65,675,846	$4,585,526
Cash pledged for borrowing facility	2,098,539	228,850
Receivable for investments sold	568,641	—
Dividends and interest receivable	293,758	10,745
Deposit at broker for written option contracts	43,125	4,906
Receivable from Adviser	—	2,507
Total assets	68,679,909	4,832,534
LIABILITIES:
Written option contracts, at value	193,549	3,270
Loans payable	13,922,428	809,649
Payable for investments purchased	1,186,395	—
Accrued loan interest	88,268	3,753
Payable to adviser	30,828	—
Accrued broker interest	26,340	75
Total liabilities	15,447,808	816,747
NET ASSETS	$53,232,101	$4,015,787
Net Assets Consists of:
Paid-in capital	$57,199,899	$3,484,349
Total distributable earnings/(accumulated losses)	(3,967,798)	531,438
Total net assets	$53,232,101	$4,015,787
Net asset	$53,232,101	$4,015,787
Shares issued and outstanding(a)	2,125,000	120,000
Net asset per share	$25.05	$33.46
COST:
Investments, at cost	$66,176,347	$4,396,056
PROCEEDS:
Written options premium	$129,514	$4,375
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

iCAP ETFs
Statements of Operations
For the Period Ended May 31, 2024 (Unaudited)

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
INVESTMENT INCOME:
Dividend income	$1,571,383	$87,493
Less: Dividend withholding taxes	(28,819)	(913)
Less: Issuance fees	(1,675)	—
Interest income	9,760	759
Total investment income	1,550,649	87,339
EXPENSES:
Loan interest expense	532,010	6,421
Investment advisory fee	208,689	17,183
Broker interest expenses	151,210	127
Other expenses	430	—
Total expenses	892,339	23,731
NET INVESTMENT INCOME	658,310	63,608
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
Investments	1,250,878	125,906
In-kind redemptions	162,557	279,331
Written option contracts expired or closed	253,516	2,393
Net realized gain	1,666,951	407,630
Net change in unrealized appreciation (depreciation) on:
Investments	4,360,711	189,470
Written option contracts	(18,702)	1,105
Net change in unrealized appreciation (depreciation)	4,342,009	190,575
Net realized and unrealized gain	6,008,960	598,205
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,667,270	$661,813

The accompanying notes are an integral part of these financial statements.

15

iCAP ETFs
Statements of Changes in Net Assets

	InfraCap Equity Income Fund ETF		InfraCap Small Cap Income ETF
	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023	Period ended May 31, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$658,310	$1,970,824	$63,608
Net realized gain/(loss)	1,666,951	(3,039,304)	407,630
Net change in unrealized appreciation/(depreciation)	4,342,009	(2,359,308)	190,575
Net increase/(decrease) in net assets from operations	6,667,270	(3,427,788)	661,813
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,304,000)	(2,221,837)	(130,375)
Return of capital	—	(1,956,746)	—
Total distributions to shareholders	(2,304,000)	(4,178,583)	(130,375)
CAPITAL TRANSACTIONS:
Subscriptions	1,173,290	28,822,965	7,069,404
Redemptions	(1,201,045)	(1,936,460)	(3,585,055)
Net increase (decrease) in net assets from capital transactions	(27,755)	26,886,505	3,484,349
Net Increase in Net Assets	4,335,515	19,280,134	4,015,787
NET ASSETS:
Beginning of the period	48,896,586	29,616,452	—
End of the period	$53,232,101	$48,896,586	$4,015,787
SHARES TRANSACTIONS
Subscriptions	50,000	1,100,000	230,000
Redemptions	(50,000)	(75,000)	(110,000)
Total increase in shares outstanding	—	1,025,000	120,000

(a)
Inception date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

16

iCAP ETFs
Statements of Cash Flows
For the Period Ended May 31, 2024 (Unaudited)

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 6,667,270	$ 661,813
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(56,601,189)	(9,019,361)
Sales of short-term investments, net	180,126	(35,587)
Proceeds from sales of investments	61,509,553	5,064,129
Increase in receivable for investments sold	(517,569)	—
Increase (decrease) in payable to Adviser	3,546	(2,507)
Increase (decrease) in dividends and interest receivable	121,305	(10,745)
Premiums received on written option contracts	846,642	6,768
Written option contracts expired or closed	(541,201)	—
Increase in payable for investments purchased	263,157	—
Increase in accrued expenses and other liabilities	5,153	3,828
Net realized gain on investments	(1,250,878)	(125,906)
Net realized gain on written option contracts	(253,516)	(2,393)
Net realized gain on redemptions in—kind	(162,557)	(279,331)
Change in unrealized appreciation/depreciation on investments	(4,360,711)	(189,470)
Change in unrealized appreciation/depreciation on written option contracts	18,702	(1,105)
Net cash from operating activities	5,927,833	(3,929,867)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable for Fund shares sold	1,173,290	7,069,404
Payment for shares redeemed	(1,201,045)	(3,585,055)
Cash distributions paid to shareholders	(2,304,000)	(130,375)
Loan borrowings	19,158,638	830,629
Loan repayments	(20,700,000)	(20,980)
Net cash provided by financing activities	(3,873,117)	4,163,623
Net change in cash	2,054,716	233,756
CASH AND RESTRICTED CASH:
Beginning Balance	86,948	—
Ending Balance	2,141,664	233,756
SUPPLEMENTAL DISCLOSURES:
Broker expense on Written Options	151,210	127
Cash paid for loan interest expense	532,010	6,421
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	30,978	—
Deposits at broker for written options contracts	55,970	—
The accompanying notes are an integral part of these financial statements.

17

iCAP ETFs
Statements of Cash Flows
For the Period Ended May 31, 2024 (Unaudited) (Continued)

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income Fund ETF
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$ 2,098,539	$ 228,850
Deposits at broker for written options contracts	43,125	4,906

The accompanying notes are an integral part of these financial statements.

18

InfraCap Equity Income Fund ETF
Financial Highlights

	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023	Period ended November 30, 2022(a)
PER SHARE DATA:
Net asset, beginning of year/period	$23.01	$26.92	$30.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.31	1.08	1.25
Net realized and unrealized gain (loss) on investments	2.81	(2.68)	(2.41)
Total from investment operations	3.12	(1.60)	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.08)	(1.07)	(1.92)
Net realized gains	—	(0.16)	—
Return of capital	—	(1.08)	—
Total distributions	(1.08)	(2.31)	(1.92)
Net asset value, end of year/period	$25.05	$23.01	$26.92
Total return, at NAV(c)	13.73%	(5.78)%	(3.84)%
Total return, at market(c)	13.39%	(5.37)%	(4.08)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$53,232	$48,897	$29,616
Ratio of expenses to average net assets(d)	3.42%	2.96%	1.71%
Ratio of broker interest expense to average net assets(d)	2.62%	2.16%	0.91%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(d)	2.52%	4.54%	4.89%
Portfolio turnover rate(c)(e)(f)	81%	144%	87%

(a)	Inception date of the Fund was December 28, 2021.
(b)	Calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with creations of the Fund.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the year/period.

The accompanying notes are an integral part of these financial statements.

19

InfraCap Small Cap Income ETF
Financial Highlights

Period ended May 31, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset, beginning of period	$30.00
INVESTMENTS OPERATIONS:
Net investment income(b)(c)	0.44
Net realized and unrealized gain on investments	3.98
Total from investment operations	4.42
LESS DISTRIBUTIONS FROM:
From net investment income	(0.96)
Total distributions	(0.96)
Net asset, end of period	$33.46
Total return, at NAV(d)	14.34%
Total return, at market(d)	14.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,016
Ratio of expenses to average net assets(e)(f)	1.10%
Ratio of broker interest expense to average net assets(e)(f)	0.30%
Ratio of operational expenses to average net assets excluding broker interest expense(e)(f)	0.80%
Ratio of net investment income to average net assets(e)(f)	2.96%
Portfolio turnover rate(d)(g)(h)	31%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

20

iCAP ETFs
Notes to the Financial Statements
May 31, 2024 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The InfraCap Equity Income Fund ETF and the InfraCap Small Cap Income ETF (each separately a “Fund” and collectively, the “Funds”) each have their own investment objectives and policies with the Trust. The InfraCap Equity Income Fund ETF commenced operations on December 28, 2021. The InfraCap Small Cap Income ETF commenced operations on December 11, 2023. The Funds’ investment adviser, Infrastructure Capital Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day- to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The InfraCap Equity Income Fund ETF investment objective is to maximize income and pursue total return opportunities. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities),
(iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The InfraCap Small Cap Income ETF investment objective is to seek total return through a blended approach of capital appreciation and current income. The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAVs”) are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Infrastructure Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –
  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of May 31, 2024:
InfraCap Equity Income Fund ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$51,408,083	$—	$—	$51,408,083
Preferred Stocks	11,540,337	—	—	11,540,337
Convertible Preferred Stocks	2,540,250	—	—	2,540,250
Money Market Funds	187,176	—	—	187,176
Total Investments	$65,675,846	$—	$ —	$65,675,846
Liabilities:
Written Options	—	(193,549)	—	(193,549)
Total Investments	$—	$ (193,549)	$ —	$(193,549)

InfraCap Small Cap Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,990,661	$—	$—	$2,990,661
Exchange Traded Funds	791,392	—	—	791,392
Preferred Stocks	546,958	—	—	546,958
Convertible Preferred Stocks	220,928	—	—	220,928
Money Market Funds	35,587	—	—	35,587
Total Investments	$4,585,526	$—	$—	$4,585,526
Liabilities:
Written Options	—	(3,270)	—	(3,270)
Total Investments	$—	$ (3,270)	$ —	$(3,270)
As of the period ended May 31, 2024, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Funds’ written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as “deposits at broker for written option contracts” on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.
Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts are reported as a payable to custodian.

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Funds’ portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
F.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Dividends received from the Funds’ investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital.
H.
Share Valuation – The NAVs per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K.
Derivatives – The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. Refer to Note 9 for further derivative disclosure.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the period ended May 31, 2024, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Amount
InfraCap Equity Income Fund ETF
Written Option Contracts	$4,271	$44,427,059
InfraCap Small Cap Income ETF
Written Option Contracts	$24	$486,494

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2024:

	Statements of Assets and Liabilities Location	InfraCap Equity Income Fund ETF		InfraCap Small Cap Income ETF
		Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	$ —	$193,549	$ —	$3,270
Total fair values of derivative instruments		$ —	$193,549	$ —	$3,270

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2024:

	InfraCap Equity Income Fund ETF Net Realized Gain on Derivatives		InfraCap Small Cap Income ETF Net Realized Gain on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$253,516	$253,516	$2,393	$2,393
Total	$253,516	$253,516	$2,393	$2,393

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$(18,702)	$(18,702)	$1,105	$1,105
Total	$(18,702)	$(18,702)	$1,105	$1,105
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of a Fund at the annual rate of 0.80%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and Custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no income tax or excise tax liability to the Funds. Therefore, no federal income or excise tax provisions are required. As of, and during the period ended May 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.
At November 30, 2023, the most recently completed fiscal year for the InfraCap Equity Income Fund ETF, the components of accumulated loss on a tax basis were as follows:

Tax cost of investments*	$71,362,070
Gross unrealized appreciation	$1,856,410
Gross unrealized depreciation	(8,351,243)
Net unrealized appreciation (depreciation)**	(6,494,833)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated losses	(1,836,235)
Total accumulated loss	$(8,331,068)
*	Tax cost of investments differs from book cost of investments due to wash sales, partnerships and PFIC adjustments.
**	Net unrealized appreciation (depreciation) is inclusive of unrealized appreciation (depreciation) on the Fund’s written option positions.
As of November 30, 2023, the most recently completed fiscal year, the InfraCap Equity Income Fund ETF had short-term and long-term capital loss carryovers of $121,236 and $1,642,476, respectively, which will be allowed to expire indefinitely.

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the tax year ending November 30, 2023, the InfraCap Equity Income Fund ETF did not defer any late year losses.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
The tax character of distributions paid for the period ended May 31, 2024 and the year ended November 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
InfraCap Equity Income Fund ETF
May 31, 2024	$2,304,000	$—	$—	$2,304,000
November 30, 2023	$2,212,284	$9,553	$1,956,746	$4,178,583
InfraCap Small Cap Income Fund ETF*
May 31, 2024	$130,375	$—	$—	$130,375

*	The Fund commenced operations on December 11, 2023.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of each Fund are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the

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Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended May 31, 2024, were as follows:
InfraCap Equity Income Fund ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$54,936,934	$59,677,566	$1,538,501	$1,468,518
InfraCap Small Cap Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$1,775,200	$1,508,050	$7,244,161	$3,550,508
8. BORROWING FACILITY
The Funds entered into a Tri-Party Lending Arrangement (the “Arrangement”) with Wells Fargo Securities, LLC (the “Broker”) that allows the Funds to borrow cash from the Broker. Borrowings under the Arrangement are collateralized by investments of the Funds. If a Fund defaults with respect to any of its obligations under the Arrangement, the Broker may foreclose on pledged assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Arrangement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the OBFR (Overnight Bank Funding Rate) plus an additional percentage rate on the amount borrowed. The Arrangement has an on-demand commitment term. For the period ended May 31, 2024 the interest rate was 6.43% and 6.31% for the InfraCap Equity Income Fund ETF and InfraCap Small Cap Income ETF, respectively.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Funds’ borrowing facilities for the period ended May 31, 2024 were as follows:

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
Maximum Borrowing	$19,412,594	$810,133
Date of maximum borrowing	April 3-9, 2024	May 24-27, 2024
Total interest expense	$532,010	$6,421
Weighted average interest rate	6.38%	6.48%
Average borrowings	$16,398,400	$194,861

9. OFFSETTING ASSETS AND LIABILITIES
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain

29

iCAP ETFs
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers, LLC is the prime broker for the Funds’ exchange traded derivatives. Refer to Note 2 K. for further derivative disclosure.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
InfraCap Equity Income Fund ETF
Liabilities:
Written Option Contracts**	$193,549	$ —	$193,549	$150,424	$43,125	$ —
Total	$193,549		$193,549	$150,424	$43,125	$—
InfraCap Small Cap Income ETF
Liabilities:
Written Option Contracts**	$3,270	$—	$3,270	$(1,636)	$4,906	$ —
Total	$3,270	$—	$3,270	$(1,636)	$4,906	$—
*	In some instances, the actual collateral pledged/received may be more than the amount shown as it includes securities pledged.
**	Interactive Brokers, LLC is the prime broker for all written option contracts held by the Funds as of May 31, 2024.
10. SUBSEQUENT EVENTS
On June 25, 2024, the Infrap Equity Income Fund ETF and the InfraCap Small Cap Income ETF declared an income distribution of $0.1800 per share for each Fund, payable on June 28, 2024 to shareholders of record on June 26, 2024.
On July 26, 2024, the Infrap Equity Income Fund ETF and the InfraCap Small Cap Income ETF declared an income distribution of $0.1800 per share for each Fund, payable on July 31, 2024 to shareholders of record on July 29, 2024.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other subsequent events to report that would have a material impact on the Funds’ financial statements and notes to the financial statements.

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INFRACAP SMALL CAP INCOME ETF
Board Consideration of Investment Advisory Agreement
May 31, 2024 (Unaudited)
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on October 25-26, 2023 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the InfraCap Small Cap Income ETF (the “Fund”) and Infrastructure Capital Management, LLC (“InfraCap”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting InfraCap to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, InfraCap provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by InfraCap included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by InfraCap; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to InfraCap, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits InfraCap may receive based on its relationship with the Fund.
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from InfraCap, the Interested Trustee, and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by InfraCap under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about InfraCap’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s strategy of investing in the equity securities companies that, during normal market conditions, pay dividends, and that the Fund may purchase and write put and call options to, among other things, generate additional income and reduce volatility. The Board also received and reviewed information about InfraCap’s history and organizational structure and about the Fund’s portfolio managers, Mr. Jay D. Hatfield, Mr. Andrew Meleney and Mr. Samuel Caffrey-Agoglia, noting the background and experience of each. The Board also noted it met with representatives from InfraCap, including Mr. Hatfield, Mr. Meleney and Mr. Caffrey-Agoglia, during the Meeting.
The Board evaluated the ability of InfraCap, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of InfraCap.
The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by InfraCap to support the on-going operations of the Fund.

31

INFRACAP SMALL CAP INCOME ETF
Board Consideration of Investment Advisory Agreement
May 31, 2024 (Unaudited) (Continued)
INVESTMENT PERFORMANCE
The Board reviewed InfraCap’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and had no actual investment performance record, and that InfraCap had not managed any accounts or funds with an investment strategy similar to that of the Fund. The Board then reviewed the performance of the Russell 2000 Index, the proposed benchmark index for the Fund, for the one-year, three-year, five-year and ten-year periods ended December 31, 2022. For purposes of considering the investment skill and experience of InfraCap, the Board noted that InfraCap serves as investment adviser for the InfraCap Equity Income Fund ETF, another series of the Trust, and serves a sub-adviser for other ETFs (the “Sub-Advised ETF Clients”), and the Board considered performance information for the InfraCap Equity Income Fund ETF. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with InfraCap. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds and share classes in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to InfraCap for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund is at the Expense Group median and below the Expense Group average. The Board further noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed that the funds in the Expense Group may vary widely in their complexity and that the management of the Fund is among the more complex relative to the Expense Group. The Board also took into consideration the Fund’s “unified fee” structure, under which InfraCap would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, InfraCap would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.
The Board also received information regarding fees charged by InfraCap to the InfraCap Equity Income Fund ETF and the Sub-Advised ETF Clients. The Board noted that InfraCap’ s management fee for the Fund is identical to its management fee for the InfraCap Equity Income Fund ETF. The Board considered information regarding the differences in the nature of the services required for InfraCap to manage the Fund as primary investment adviser versus managing a discrete pool of assets as a sub-adviser to another manager’s ETF, noting that InfraCap generally would perform significant additional services and assume substantially greater risks in managing the Fund than in its role as sub-adviser to the Sub-Advised ETF Clients.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

32

INFRACAP SMALL CAP INCOME ETF
Board Consideration of Investment Advisory Agreement
May 31, 2024 (Unaudited) (Continued)
PROFITABILITY
The Board acknowledged that there is no actual information about InfraCap’s profitability earned from the Fund but considered information about InfraCap’s projected profitability based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit InfraCap due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO INFRACAP
The Board received and considered information regarding potential “fall-out” or ancillary benefits to InfraCap, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

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iCAP ETFs
Additional Information
May 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://infracapfund.com/ICAP.

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iCAP ETFs
Privacy Notice (Unaudited)
The Funds collect non-public information about you from the following sources:
•	Information the Funds receive about you on applications or other forms;
•	Information you give the Funds orally; and/or
•	Information about your transactions with the Funds or others
The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Funds may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.
Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently are not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

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INVESTMENT ADVISER
Infrastructure Capital Advisors, LLC
1325 Avenue of the Americas, 28th Floor
New York, NY 10019
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

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Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	8/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	8/7/2024

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Treasurer

Date	8/7/2024

* Print the name and title of each signing officer under his or her signature

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